Trade accounts payable	12 Months Ended
Dec. 31, 2017
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Trade accounts payable
14.	Trade accounts payable

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Trade accounts payable - domestic	R$	315,072	R$	339,634	US$	102,671
Trade accounts payable - foreign		20,358		26,201		7,920

Total trade accounts payable	R$	335,430	R$	365,835	US$	110,591

Information about the Company’s exposure to currency and liquidity risks is included in note 19.